Note 13 - Share Option and Warrant Reserves	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
13.	Share option and warrant reserves

(a)	Share-based payments

The Company maintains a Rolling Share Option Plan providing for the issuance of share options up to
10%
of the Company’s issued and outstanding common shares at the time of the grant. The Company may
grant share options from time to time to its directors, officers, employees and other service providers. The share options vest as to
25%
on the date of the grant and
12½%
every
three
months thereafter for a total vesting period of
18
months.

The continuity of the number of share options issued and outstanding is as follows:

	Number of share options	Weighted average exercise price
Outstanding, December 31, 2015	2,940,000	$0.89
Granted	2,452,786	2.61
Exercised	(577,878)	0.90
Expired	(61,908)	1.50
Outstanding, December 31, 2016	4,753,000	$1.77
Granted	530,000	3.19
Exercised	(453,000)	1.18
Expired	(20,000)	2.63
Outstanding, December 31, 2017	4,810,000	$1.97

As at
December 31, 2017,
the number of share options outstanding and exercisable was:

	Outstanding			Exercisable
Expiry date	Number of options	Exercise price	Remaining contractual life (years)	Number of options	Exercise price	Remaining contractual life (years)
Feb 17, 2019	960,000	$.51	1.13	960,000	$0.51	1.13
Aug 17, 2020	1,070,000	1.30	2.63	1,070,000	1.30	2.63
June 21, 2021	2,250,000	2.63	3.47	2,250,000	2.63	3.47
Jan 10, 2022	440,000	3.22	4.03	275,000	3.22	4.03
May 5, 2022	90,000	3.04	4.35	45,000	3.04	4.35
	4,810,000	$1.97	2.88	4,600,000	$1.92	2.83

The Company uses the fair value method of accounting for all share-based payments to directors, officers, employees and others providing similar services. During the year ended
December 31, 2017
and
2016
the company recognized share-based compensation expense as follows:

	Year ended December 31,
	2017	2016

Recognized in net loss:
Included in fees, salaries and other employee benefits	$1,053	$2,049
Included in project investigation costs	18	82

Capitalized to mineral property interests:
Committee Bay & Gibson MacQuoid	343	786
Homestake Ridge	149	25
Peru	275	160
	$1,838	$3,102

During the year ended
December 31, 2017,
the Company granted
530,000
share options to directors, officers, employees and others providing similar services. The weighted average fair value per option of these share-based options was calculated as
$2.01
using the Black-Scholes option valuation model at the grant date.

During the year ended
December 31, 2016,
the Company granted
2,355,000
share options to directors, officers, employees and others providing similar services and an additional
97,786
replacement options to former option holders of Homestake (note
4
). The weighted average fair value per option of these share options, excluding the Homestake replacement options, was calculated as
$1.52
using the Black-Scholes option valuation model at each grant date.

The fair value of the share options granted during the year ended
December 31, 2017
and
2016,
excluding the
97,786
replacement options issued to former option holders of Homestake in
2016
(note
4
), were estimated using the Black-Scholes option valuation model with the following assumptions on a weighted average basis:

	Year ended December 31,
	2017	2016
Risk-free interest rate	0.94%	0.66%
Expected dividend yield	nil	nil
Share price volatility	77%	81%
Expected life in years	4.34	4.00

The expected volatility assumption is based on the historical and implied volatility of the Company’s common shares. The risk-free interest rate assumption is based on the Government of Canada benchmark bond yields and treasury bills with a remaining term that approximates the expected life of the share-based options.

(b)	Share purchase warrants

The continuity of the number of share purchase warrants is as follows:

	Warrants outstanding	Exercise price
Outstanding, December 31, 2015	4,835,000	$1.70
Issued	827,271	1.21
Exercised	(3,643,394)	1.65
Outstanding, December 31, 2016	2,018,877	$1.59
Expired	(37,150)	1.34
Exercised	(1,954,011)	1.60
Outstanding, December 31, 2017	27,716	$1.40

As at
December 31, 2017,
the expiration date on the share purchase warrants outstanding is
May 4, 2018.